UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22243

T. Rowe Price Global Multi-Sector Bond Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2025

Global Multi-Sector Bond Fund

Investor Class (PRSNX)

This semi-annual shareholder report contains important information about Global Multi-Sector Bond Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Multi-Sector Bond Fund - Investor Class	$33	0.64%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,247,081
Number of Portfolio Holdings	613

Portfolio Turnover Rate	82.8%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Foreign Government Obligations & Municipalities	40.1%
Corporate Bonds	34.5
Asset-Backed Securities	11.1
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	3.7
Non-U.S. Government Mortgage-Backed Securities	2.5
Bond Funds	2.5
Bank Loans	1.7
Securities Lending Collateral	1.3
Short-Term and Other	2.6

Top Ten Holdings (as a % of Net Assets)

Government of New Zealand	4.9%
Government of Japan	4.8
U.S. Treasury Inflation-Indexed Notes	3.7
Government of Malaysia	3.3
T. Rowe Price Institutional Floating Rate Fund - Institutional Class	2.5
United Kingdom Gilt	2.1
Republic of India	2.0
Czech Republic	1.8
Republic of Romania	1.8
Republic of Philippines	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F175-053 1/26

Global Multi-Sector Bond Fund

Investor Class (PRSNX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

November 30, 2025

Global Multi-Sector Bond Fund

Advisor Class (PRSAX)

This semi-annual shareholder report contains important information about Global Multi-Sector Bond Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Multi-Sector Bond Fund - Advisor Class	$47	0.92%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,247,081
Number of Portfolio Holdings	613

Portfolio Turnover Rate	82.8%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Foreign Government Obligations & Municipalities	40.1%
Corporate Bonds	34.5
Asset-Backed Securities	11.1
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	3.7
Non-U.S. Government Mortgage-Backed Securities	2.5
Bond Funds	2.5
Bank Loans	1.7
Securities Lending Collateral	1.3
Short-Term and Other	2.6

Top Ten Holdings (as a % of Net Assets)

Government of New Zealand	4.9%
Government of Japan	4.8
U.S. Treasury Inflation-Indexed Notes	3.7
Government of Malaysia	3.3
T. Rowe Price Institutional Floating Rate Fund - Institutional Class	2.5
United Kingdom Gilt	2.1
Republic of India	2.0
Czech Republic	1.8
Republic of Romania	1.8
Republic of Philippines	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F275-053 1/26

Global Multi-Sector Bond Fund

Advisor Class (PRSAX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

November 30, 2025

Global Multi-Sector Bond Fund

I Class (PGMSX)

This semi-annual shareholder report contains important information about Global Multi-Sector Bond Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Multi-Sector Bond Fund - I Class	$24	0.47%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,247,081
Number of Portfolio Holdings	613

Portfolio Turnover Rate	82.8%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Foreign Government Obligations & Municipalities	40.1%
Corporate Bonds	34.5
Asset-Backed Securities	11.1
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	3.7
Non-U.S. Government Mortgage-Backed Securities	2.5
Bond Funds	2.5
Bank Loans	1.7
Securities Lending Collateral	1.3
Short-Term and Other	2.6

Top Ten Holdings (as a % of Net Assets)

Government of New Zealand	4.9%
Government of Japan	4.8
U.S. Treasury Inflation-Indexed Notes	3.7
Government of Malaysia	3.3
T. Rowe Price Institutional Floating Rate Fund - Institutional Class	2.5
United Kingdom Gilt	2.1
Republic of India	2.0
Czech Republic	1.8
Republic of Romania	1.8
Republic of Philippines	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F223-053 1/26

Global Multi-Sector Bond Fund

I Class (PGMSX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
November 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRSNX Global Multi-Sector
Bond Fund
PRSAX Global Multi-
Sector Bond Fund–
.
Advisor Class
PGMSX Global Multi-Sector
Bond Fund–
.
I Class

T. ROWE PRICE Global Multi-Sector Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 9.98 $ 9.87 $ 9.52 $ 10.45 $ 11.87 $ 11.13
Investment
activities
Net investment
income
(1)(2)
0.23 0.49 0.51 0.34 0.33 0.35
Net realized and
unrealized gain/
loss 0.10 0.11 0.36 (0.84) (1.30) 0.81
Total from
investment
activities 0.33 0.60 0.87 (0.50) (0.97) 1.16
Distributions
Net investment
income (0.24) (0.49) (0.39) (0.36) (0.34) (0.36)
Net realized gain — — — (0.07) (0.11) (0.06)
Tax return of
capital — — (0.13) — — —
Total distributions (0.24) (0.49) (0.52) (0.43) (0.45) (0.42)
NET ASSET
VALUE
End of period $ 10.07 $ 9.98 $ 9.87 $ 9.52 $ 10.45 $ 11.87

T. ROWE PRICE Global Multi-Sector Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(3)
3.31% 6.18% 9.30% (4.75)% (8.40)% 10.51%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.68%
(4)
0.68% 0.69% 0.71% 0.65% 0.65%
Net expenses
after waivers/
payments by
Price Associates 0.64%
(4)
0.64% 0.63% 0.65% 0.65% 0.65%
Net investment
income 4.57%
(4)
4.88% 5.25% 3.49% 2.90% 2.98%
Portfolio turnover
rate
(5)
82.8% 134.1% 228.7% 257.6% 211.0% 90.7%
Net assets, end
of period (in
thousands) $1,016,455 $860,812 $753,372 $664,681 $965,689 $1,336,300
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized
(5)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions; had these transactions been excluded from the calculation, the portfolio turnover for the periods ending 11/30/25, 5/31/25 and 5/31/24 would have been 57.3%,
85.6% and 150.8%, respectively.

T. ROWE PRICE Global Multi-Sector Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 9.99 $ 9.88 $ 9.53 $ 10.46 $ 11.88 $ 11.15
Investment
activities
Net investment
income
(1)(2)
0.22 0.46 0.48 0.32 0.30 0.32
Net realized and
unrealized gain/
loss 0.09 0.11 0.36 (0.85) (1.30) 0.79
Total from
investment
activities 0.31 0.57 0.84 (0.53) (1.00) 1.11
Distributions
Net investment
income (0.22) (0.46) (0.37) (0.33) (0.31) (0.32)
Net realized gain — — — (0.07) (0.11) (0.06)
Tax return of
capital — — (0.12) — — —
Total distributions (0.22) (0.46) (0.49) (0.40) (0.42) (0.38)
NET ASSET
VALUE
End of period $ 10.08 $ 9.99 $ 9.88 $ 9.53 $ 10.46 $ 11.88

T. ROWE PRICE Global Multi-Sector Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(3)
3.17% 5.89% 8.99% (5.01)% (8.66)% 10.07%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1.22%
(4)
1.25% 1.59% 1.37% 1.00% 0.98%
Net expenses
after waivers/
payments by
Price Associates 0.92%
(4)
0.92% 0.91% 0.93% 0.94% 0.95%
Net investment
income 4.29%
(4)
4.59% 4.95% 3.25% 2.61% 2.69%
Portfolio turnover
rate
(5)
82.8% 134.1% 228.7% 257.6% 211.0% 90.7%
Net assets, end
of period (in
thousands) $13,765 $14,132 $16,331 $14,667 $14,758 $20,081
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized
(5)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions; had these transactions been excluded from the calculation, the portfolio turnover for the periods ending 11/30/25, 5/31/25 and 5/31/24 would have been 57.3%,
85.6% and 150.8%, respectively.

T. ROWE PRICE Global Multi-Sector Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 9.98 $ 9.87 $ 9.53 $ 10.46 $ 11.87 $ 11.14
Investment
activities
Net investment
income
(1)(2)
0.24 0.50
0.53
0.36 0.35 0.37
Net realized and
unrealized gain/
loss 0.10 0.12 0.34 (0.84) (1.29) 0.80
Total from
investment
activities 0.34 0.62 0.87 (0.48) (0.94) 1.17
Distributions
Net investment
income (0.25) (0.51) (0.40) (0.38) (0.36) (0.38)
Net realized gain — — — (0.07) (0.11) (0.06)
Tax return of
capital — — (0.13) — — —
Total distributions (0.25) (0.51) (0.53) (0.45) (0.47) (0.44)
NET ASSET
VALUE
End of period $ 10.07 $ 9.98 $ 9.87 $ 9.53 $ 10.46 $ 11.87

T. ROWE PRICE Global Multi-Sector Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(3)
3.40% 6.36% 9.36% (4.58)% (8.17)% 10.58%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.54%
(4)
0.54% 0.54% 0.55% 0.52% 0.53%
Net expenses
after waivers/
payments by
Price Associates 0.47%
(4)
0.47% 0.47% 0.49% 0.49% 0.49%
Net investment
income 4.74%
(4)
5.04% 5.43% 3.72% 3.09% 3.10%
Portfolio turnover
rate
(5)
82.8% 134.1% 228.7% 257.6% 211.0% 90.7%
Net assets, end
of period (in
thousands) $1,216,861 $1,035,742 $791,153 $566,416 $633,128 $281,219
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized
(5)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions; had these transactions been excluded from the calculation, the portfolio turnover for the periods ending 11/30/25, 5/31/25 and 5/31/24 would have been 57.3%,
85.6% and 150.8%, respectively.

T. ROWE PRICE Global Multi-Sector Bond Fund
November 30, 2025 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  11.1%
Car Loan  0.7%
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  1,215 1,234
Avis Budget Rental Car Funding AESOP
Series 2023-3A, Class D
7.32%, 2/20/28 (1) 490 497
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class B
4.46%, 2/20/30 (1) 485 484
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class C
4.95%, 2/20/30 (1) 100 100
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class B, FRN
SOFR30A + 1.30%, 5.372%, 12/26/31 (1) 400 401
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.572%, 12/26/31 (1) 104 104
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 720 727
Carvana Auto Receivables Trust
Series 2024-N1, Class C
5.80%, 5/10/30 (1) 1,900 1,937
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  265 269
Exeter Automobile Receivables Trust
Series 2025-5A, Class B
4.28%, 7/15/30  1,175 1,177
Exeter Automobile Receivables Trust
Series 2025-5A, Class C
4.68%, 3/15/32  2,330 2,343
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 628 639
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 1,607 1,624
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 2,230 2,248

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Drive Auto Receivables Trust
Series 2021-4, Class E
4.03%, 3/15/29 (1) 3,500 3,496
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 59 59
17,339
Other Asset-Backed Securities  10.2%
522 Funding
Series 2019-5A, Class AR, CLO, FRN
3M TSFR + 1.33%, 5.235%, 4/15/35 (1) 3,895 3,898
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 5.755%, 4/15/35 (1) 2,805 2,811
AGL
Series 2021-13A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.534%, 10/20/34 (1) 1,535 1,535
AGL
Series 2023-26A, Class D1R, CLO, FRN
3M TSFR + 2.90%, 6.77%, 10/21/38 (1) 5,580 5,597
Anthelion
Series 2025-1A, Class A1, CLO, FRN
3M TSFR + 1.50%, 5.819%, 7/20/36 (1) 2,870 2,872
ARES LX
Series 2021-60A, Class C, CLO, FRN
3M TSFR + 2.212%, 6.096%, 7/18/34 (1) 500 501
Bain Capital Credit
Series 2022-3A, Class BR, CLO, FRN
3M TSFR + 1.63%, 5.512%, 7/17/35 (1) 2,720 2,724
Ballyrock
Series 2021-1A, Class A1R, CLO, FRN
3M TSFR + 1.33%, 5.235%, 1/15/38 (1) 4,890 4,892
Barings III
Series 2021-3A, Class B1R, CLO, FRN
3M TSFR + 1.63%, 5.514%, 1/18/35 (1) 3,970 3,976
Battalion XII
Series 2018-12A, Class BRR, CLO, FRN
3M TSFR + 1.20%, 5.052%, 5/17/31 (1) 2,190 2,187
Battalion XII
Series 2018-12A, Class CRR, CLO, FRN
3M TSFR + 1.55%, 5.402%, 5/17/31 (1) 2,375 2,376
Battalion XV
Series 2020-15A, Class CR, CLO, FRN
3M TSFR + 1.90%, 5.782%, 1/17/33 (1) 1,490 1,491
Battalion XXI
Series 2021-21A, Class AR, CLO, FRN
3M TSFR + 1.15%, 5.055%, 7/15/34 (1) 8,125 8,121

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
CIFC Funding
Series 2017-3A, Class D1R, CLO, FRN
3M TSFR + 3.70%, 7.584%, 4/20/37 (1) 1,030 1,035
CIFC Funding
Series 2020-1A, Class A1R, CLO, FRN
3M TSFR + 1.412%, 5.316%, 7/15/36 (1) 3,930 3,933
Cologix Canadian Issuer
Series 2022-1CAN, Class A2
4.94%, 1/25/52 (CAD) (1) 3,940 2,797
Crown Point
Series 2018-7A, Class AR, CLO, FRN
3M TSFR + 1.23%, 5.114%, 10/20/31 (1) 498 498
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 385 391
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 1,766 1,737
Dryden
Series 2020-86A, Class A1R2, CLO, FRN
3M TSFR + 1.13%, 5.012%, 7/17/34 (1) 3,975 3,974
Elara HGV Timeshare Issuer
Series 2021-A, Class A
1.36%, 8/27/35 (1) 558 534
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 5.382%, 1/17/37 (1) 2,295 2,300
Fortress Credit BSL IX
Series 2020-1A, Class A1AR, CLO, FRN
3M TSFR + 1.10%, 5.028%, 10/20/33 (1) 5,300 5,296
Fortress Credit BSL XV
Series 2022-2A, Class AR, CLO, FRN
3M TSFR + 1.40%, 5.284%, 10/18/33 (1) 3,965 3,970
Fortress Credit BSL XXIV
Series 2025-1A, Class A, CLO, FRN
3M TSFR + 1.27%, 5.154%, 4/20/38 (1) 4,420 4,420
Frontier Issuer
Series 2023-1, Class C
11.50%, 8/20/53 (1) 2,950 3,050
Frontier Issuer
Series 2024-1, Class C
11.16%, 6/20/54 (1) 4,125 4,622
Golub Capital Partners
Series 2022-60A, Class AR, CLO, FRN
3M TSFR + 1.31%, 5.168%, 10/25/34 (1) 2,865 2,866

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 4,463 4,309
HPS Loan Management
Series 11A-17, Class CR, CLO, FRN
3M TSFR + 2.212%, 6.098%, 5/6/30 (1) 7,190 7,210
Invesco U.S.
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.57%, 5.427%, 4/22/37 (1) 1,410 1,413
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 5.275%, 7/15/35 (1) 3,260 3,263
Jersey Mike's Funding
Series 2021-1A, Class A2I
2.891%, 2/15/52 (1) 49 48
Kings Park
Series 2021-1A, Class A, CLO, FRN
3M TSFR + 1.392%, 5.262%, 1/21/35 (1) 3,180 3,182
Kings Park
Series 2021-1A, Class A1R, CLO, FRN
3M TSFR + 1.20%, 1/21/39 (1)(2) 3,270 3,270
KKR
Series 2022-43A, Class A1R, CLO, FRN
3M TSFR + 1.75%, 5.655%, 1/15/36 (1) 1,175 1,177
KKR
Series 2022-43A, Class BR, CLO, FRN
3M TSFR + 2.50%, 6.405%, 1/15/36 (1) 3,670 3,676
KKR
Series 34A, Class BR, CLO, FRN
3M TSFR + 1.75%, 5.655%, 7/15/34 (1) 5,115 5,122
KKR
Series 40A, Class AR, CLO, FRN
3M TSFR + 1.30%, 5.184%, 10/20/34 (1) 1,345 1,345
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 5.934%, 10/20/29 (1) 2,340 2,342
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 5.195%, 10/15/32 (1) 3,081 3,084
Magnetite XXXIV
Series 2023-34A, Class D1R, CLO, FRN
3M TSFR + 2.55%, 6.455%, 1/15/38 (1) 500 499
MVW
Series 2020-1A, Class C
4.21%, 10/20/37 (1) 146 145

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 2,062 2,119
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 4.932%, 7/17/36 (1) 1,090 1,089
Northwoods Capital XIV
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 5.091%, 11/13/31 (1) 3,462 3,463
Octagon Investment Partners 49
Series 2020-5A, Class AR, CLO, FRN
3M TSFR + 1.52%, 5.425%, 4/15/37 (1) 1,205 1,208
Octane Receivables Trust
Series 2023-1A, Class C
6.37%, 9/20/29 (1) 3,340 3,391
OZLM Funding II
Series 2012-2A, Class AR4, CLO, FRN
3M TSFR + 1.20%, 5.038%, 7/30/37 (1) 4,750 4,752
Palmer Square
Series 2015-1A, Class CR5, CLO, FRN
3M TSFR + 2.75%, 6.618%, 5/21/34 (1) 1,615 1,617
Palmer Square
Series 2021-1A, Class A1AR, CLO, FRN
3M TSFR + 1.15%, 5.034%, 4/20/38 (1) 4,545 4,542
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 135 136
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 5.019%, 8/20/32 (1) 4,882 4,881
Rockland Park
Series 2021-1A, Class D1R, CLO, FRN
3M TSFR + 2.90%, 6.784%, 7/20/38 (1) 5,475 5,491
RR 28
Series 2024-28RA, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.455%, 4/15/37 (1) 3,625 3,633
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 1,918 1,962
Shackleton XIV
Series 2019-14A, Class BRR, CLO, FRN
3M TSFR + 1.55%, 5.434%, 7/20/34 (1) 3,565 3,563
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.408%, 4/25/37 (1) 3,325 3,332

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Signal Peak
Series 2018-5A, Class BR, CLO, FRN
3M TSFR + 2.20%, 6.058%, 4/25/37 (1) 3,090 3,105
Sonic Capital
Series 2021-1A, Class A2II
2.636%, 8/20/51 (1) 1,735 1,514
Sound Point XX
Series 2018-2A, Class A, CLO, FRN
3M TSFR + 1.362%, 5.22%, 7/26/31 (1) 1,013 1,014
Sound Point XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.534%, 1/20/32 (1) 520 522
Symphony
Series 2023-30A, Class A1R, CLO, FRN
3M TSFR + 1.54%, 5.424%, 10/20/37 (1) 2,085 2,089
Symphony
Series 2024-42A, Class A1, CLO, FRN
3M TSFR + 1.53%, 5.412%, 4/17/37 (1) 2,970 2,976
THL Credit Wind River
Series 2019-3A, Class AR3, CLO, FRN
3M TSFR + 1.20%, 4.992%, 1/15/38 (1) 3,335 3,331
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date: 12/10/24, Cost $3,586 (3)(4) 3,586 3,605
Trestles VIII
Series 2025-8A, Class A1, CLO, FRN
3M TSFR + 1.33%, 5.627%, 6/11/35 (1) 4,730 4,730
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 5.084%, 1/20/32 (1) 352 352
Trinitas VI
Series 2017-6A, Class AR4, CLO, FRN
3M TSFR + 1.11%, 4.968%, 1/25/34 (1) 5,350 5,349
Trinitas VII
Series 2017-7A, Class A1R2, CLO, FRN
3M TSFR + 1.06%, 4.918%, 1/25/35 (1) 5,425 5,411
Wellfleet
Series 2019-1A, Class A2RR, CLO, FRN
3M TSFR + 1.50%, 5.384%, 7/20/32 (1) 5,110 5,111
Wellfleet
Series 2021-1A, Class A1R, CLO, FRN
3M TSFR + 1.18%, 5.064%, 4/20/34 (1) 4,020 4,020
Wind River
Series 2022-2A, Class A1R, CLO, FRN
3M TSFR + 1.34%, 5.197%, 7/20/35 (1) 7,880 7,886

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Wise
Series 2024-2A, Class A, CLO, FRN
3M TSFR + 1.46%, 5.365%, 7/15/37 (1) 7,890 7,904
228,587
Student Loan  0.2%
Navient Private Education Loan Trust
Series 2017-A, Class B
3.91%, 12/16/58 (1) 268 266
Navient Private Education Refi Loan Trust
Series 2020-BA, Class B
2.77%, 1/15/69 (1) 2,365 2,079
Navient Private Education Refi Loan Trust
Series 2020-DA, Class B
3.33%, 5/15/69 (1) 2,005 1,797
4,142
Total Asset-Backed Securities
(Cost $250,443) 250,068
BANK LOANS  1.7% (5)
FINANCIAL INSTITUTIONS  0.5%
Financial Other  0.0%
Mermaid Bidco, FRN
3M TSFR + 3.25%, 7.151%, 7/3/31  925 927
927
Insurance  0.5%
Asurion, FRN
1M TSFR + 5.25%, 9.28%, 1/20/29 (2) 2,045 1,911
CRC Insurance Group, FRN
3M TSFR + 2.75%, 6.752%, 5/6/31  4,505 4,504
OneDigital Borrower, FRN
1M TSFR + 3.00%, 6.916%, 7/2/31  5,017 5,013
11,428
Total Financial Institutions 12,355
INDUSTRIAL  1.0%
Capital Goods  0.8%
CPM Holdings, FRN
1M TSFR + 4.50%, 8.343%, 9/28/28  4,935 4,907
Engineered Machinery Holdings, FRN
3M TSFR + 6.00%, 10.263%, 5/21/29  2,834 2,834
LTI Holdings, FRN
1M TSFR + 3.75%, 7.666%, 7/29/29  3,841 3,862
Proampac PG Borrower, FRN
3M TSFR + 4.00%, 7.893%, 9/15/28  5,153 5,154
16,757

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Communications  0.1%
Mercury Data Center Bidco, FRN
3M TSFR + 4.75%, 8.51%, 9/5/29 (3) 2,469 2,459
2,459
Consumer Cyclical  0.1%
Boots Group Finco, FRN
1M TSFR + 3.50%, 7.416%, 8/30/32  1,345 1,353
1,353
Consumer Non-Cyclical  0.0%
Amneal Pharmaceuticals, FRN
1M TSFR + 3.50%, 7.416%, 8/2/32  1,010 1,017
1,017
Transportation  0.0%
Merlin Buyer, FRN
3M TSFR + 4.00%, 12/14/28 (2)(3) 880 887
887
Total Industrial 22,473
UTILITY  0.2%
Electric  0.2%
Cogentrix Finance Holdco I, FRN
1M TSFR + 2.25%, 6.166%, 2/26/32  1,758 1,767
Talen Energy Supply, FRN
3M TSFR + 2.50%, 6.353%, 12/13/31  1,995 1,998
Total Utility 3,765
Total Bank Loans
(Cost $38,542) 38,593
BOND FUNDS  2.5%
T. Rowe Price Institutional Floating Rate Fund - Institutional Class,
6.75% (6)(7) 5,931 55,756
Total Bond Funds
(Cost $56,106) 55,756
COMMON STOCKS  0.0%
INDUSTRIAL  0.0%
Industrial Other  0.0%
Mriya Farming, Recovery Certificates (EUR), Acquisition Date:
8/23/18, Cost $— (3)(4)(8) 128 —
Total Industrial —
Total Common Stocks
(Cost $–) —

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
CONVERTIBLE BONDS  0.0%
FINANCIAL INSTITUTIONS  0.0%
Financial Other  0.0%
Kaisa Group Holdings, Zero Coupon, 12/31/25 (1) 126 2
Kaisa Group Holdings, Zero Coupon, 12/31/26 (1) 168 2
Kaisa Group Holdings, Zero Coupon, 12/31/27 (1) 210 2
Kaisa Group Holdings, Zero Coupon, 12/31/28 (1) 337 2
Kaisa Group Holdings, Zero Coupon, 12/31/29 (1) 337 2
Kaisa Group Holdings, Zero Coupon, 12/31/30 (1) 421 2
Kaisa Group Holdings, Zero Coupon, 12/31/31 (1) 421 2
Kaisa Group Holdings, Zero Coupon, 12/31/32 (1) 794 10
Total Financial Institutions 24
Total Convertible Bonds
(Cost $168) 24
CORPORATE BONDS  34.5%
FINANCIAL INSTITUTIONS  12.2%
Banking  8.8%
Ally Financial, VR, 5.737%, 5/15/29 (9) 5,750 5,876
American Express, VR, 5.043%, 7/26/28 (9) 1,780 1,809
Banco de Sabadell, VR, 5.125%, 11/10/28 (EUR) (9) 3,500 4,252
Bangkok Bank, VR, 3.733%, 9/25/34 (9) 4,835 4,612
Bank of America, VR, 5.819%, 9/15/29 (9) 3,920 4,090
Bank of the Philippine Islands, 5.25%, 3/26/29  3,050 3,148
Barclays, VR, 4.837%, 9/10/28 (9) 10,120 10,236
Barclays, VR, 7.625% (9)(10)(11) 1,700 1,791
BBVA Mexico, VR, 5.125%, 1/18/33 (9) 4,745 4,662
BBVA Mexico, VR, 5.875%, 9/13/34 (9) 3,235 3,232
BNP Paribas, VR, 5.125%, 1/13/29 (1)(9) 7,505 7,646
CaixaBank, VR, 4.634%, 7/3/29 (1)(9) 3,397 3,425
CaixaBank, VR, 5.375%, 11/14/30 (EUR) (9) 3,400 4,295
CaixaBank, VR, 6.208%, 1/18/29 (1)(9) 1,203 1,249
Canadian Imperial Bank of Commerce, VR, 4.508%, 9/11/27 (9) 11,745 11,775
Capital One Financial, 1.65%, 6/12/29 (EUR)  384 423
Ceska sporitelna, VR, 5.737%, 3/8/28 (EUR) (9) 6,200 7,449
Credit Agricole, VR, 5.222%, 5/27/31 (1)(9) 3,610 3,718
Danske Bank, VR, 4.298%, 4/1/28 (1)(9) 5,475 5,481
Danske Bank, VR, 4.613%, 10/2/30 (1)(9) 3,900 3,932
Erste Group Bank, VR, 4.25% (EUR) (9)(11) 2,800 3,233
Federation des Caisses Desjardins du Quebec, 4.565%, 8/26/30 (1) 3,640 3,666
Fifth Third Bancorp, VR, 4.895%, 9/6/30 (9) 2,395 2,436

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
HSBC Holdings, VR, 4.899%, 3/3/29 (9) 3,415 3,466
HSBC Holdings, VR, 5.13%, 3/3/31 (9) 1,400 1,439
ING Groep, VR, 6.114%, 9/11/34 (9) 5,255 5,713
Intesa Sanpaolo, 1.75%, 3/20/28 (EUR)  5,550 6,322
Ipoteka-Bank ATIB, 6.45%, 10/9/30  8,920 8,878
Ipoteka-Bank ATIB, 17.50%, 10/9/28 (UZS)  19,400,000 1,608
Jerrold Finco, 7.50%, 6/15/31 (GBP) (1) 1,765 2,369
National Bank of Canada, 4.50%, 10/10/29  5,095 5,151
PNC Financial Services Group, VR, 5.575%, 1/29/36 (9) 2,350 2,466
Santander U.K. Group Holdings, VR, 2.896%, 3/15/32 (9) 300 276
Shinhan Bank, 5.75%, 4/15/34  5,280 5,590
Societe Generale, VR, 5.249%, 5/22/29 (1)(9) 9,579 9,772
Standard Chartered, VR, 0.85%, 1/27/28 (EUR) (9) 4,015 4,569
Sumitomo Mitsui Trust Bank, 4.45%, 9/10/27 (1)(10) 11,125 11,221
Türkiye Is Bankasi, Series 92, Zero Coupon, 2/17/26 (TRY)  123,000 2,645
UBS Group, VR, 7.75%, 3/1/29 (EUR) (9) 5,175 6,643
Wells Fargo, VR, 3.526%, 3/24/28 (9) 2,815 2,795
Wells Fargo, VR, 5.15%, 4/23/31 (9) 13,900 14,369
197,728
Brokerage Asset Managers Exchanges  0.3%
Jane Street Group, 6.125%, 11/1/32 (1) 2,670 2,717
Jane Street Group, 6.75%, 5/1/33 (1) 3,495 3,643
6,360
Finance Companies  0.5%
AerCap Ireland Capital, 3.00%, 10/29/28  3,745 3,628
Shriram Finance, 6.625%, 4/22/27  7,750 7,881
11,509
Financial Other  1.5%
Aldar Properties, VR, 6.623%, 4/15/55 (9) 6,235 6,564
Atlas Warehouse Lending, 4.95%, 11/15/30 (1) 3,700 3,717
Blackstone Property Partners Europe Holdings, 1.625%, 4/20/30
(EUR)  4,850 5,222
Corp. Inmobiliaria Vesta, 5.50%, 1/30/33 (1) 3,710 3,741
Country Garden Holdings, 5.125%, 1/17/25 (8)(12) 2,400 228
HA Sustainable Infrastructure Capital, VR, 8.00%, 6/1/56 (9) 2,947 2,999
Kona SPC, FRN, 1M EURIBOR + 3.55%, 5.718%, 9/15/26 (EUR) (1) 4,980 5,833
MAF Global Securities, VR, 7.875% (9)(11) 4,200 4,371
32,675
Insurance  0.5%
Athene Global Funding, 5.684%, 2/23/26 (1) 5,370 5,383
CNO Global Funding, 4.95%, 9/9/29 (1) 1,880 1,917
Equitable America Global Funding, 3.95%, 9/15/27 (1) 1,100 1,100
Equitable America Global Funding, 4.70%, 9/15/32 (1) 1,325 1,320

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Equitable Financial Life Global Funding, 5.50%, 12/2/25 (1) 2,545 2,545
12,265
Real Estate Investment Trusts  0.6%
FIBRA Prologis, 5.50%, 11/26/35 (1) 4,670 4,657
Praemia Healthcare SACA, 0.875%, 11/4/29 (EUR)  3,500 3,710
Realty Income, 3.375%, 6/20/31 (EUR)  2,759 3,206
Unibail-Rodamco-Westfield, 0.875%, 3/29/32 (EUR)  800 785
Unibail-Rodamco-Westfield, 2.00%, 6/29/32 (EUR)  1,700 1,786
14,144
Total Financial Institutions 274,681
INDUSTRIAL  20.0%
Basic Industry  2.0%
CSN Resources, 8.875%, 12/5/30 (10) 2,350 2,108
GC Treasury Center, VR, 6.50% (1)(9)(11) 920 926
GC Treasury Center, VR, 7.125% (1)(9)(11) 730 743
Hanwha Totalenergies Petrochemical, 5.50%, 7/18/29  5,050 5,084
IMCD, 3.625%, 4/30/30 (EUR)  3,837 4,471
Klabin Austria, 5.75%, 4/3/29  6,506 6,594
Krakatau Posco, 6.375%, 6/11/27  3,950 4,024
Krakatau Posco, 6.375%, 6/11/29  3,950 4,092
Orbia Advance Corp., 6.80%, 5/13/30  6,445 6,436
POSCO, 5.75%, 1/17/28 (1)(10) 1,740 1,795
Qnity Electronics, 5.75%, 8/15/32 (1) 325 334
Qnity Electronics, 6.25%, 8/15/33 (1) 140 145
Sasol Financing USA, 4.375%, 9/18/26  5,640 5,601
Sasol Financing USA, 6.50%, 9/27/28  2,460 2,429
44,782
Capital Goods  0.8%
Boeing, 2.196%, 2/4/26  2,650 2,640
Boeing, 3.10%, 5/1/26  4,395 4,369
Bunzl Finance, 3.375%, 4/9/32 (EUR)  4,500 5,179
Czechoslovak Group, 6.50%, 1/10/31 (1) 1,430 1,473
Highland Holdings, 2.875%, 11/19/27 (EUR)  3,450 4,019
17,680
Communications  3.0%
Africell Holding, 10.50%, 10/23/29 (1)(10) 3,665 3,647
Axian Telecom Holding & Management, 7.25%, 7/11/30 (1) 2,200 2,217
Charter Communications Operating, 5.05%, 3/30/29  2,297 2,317
Charter Communications Operating, 6.384%, 10/23/35  2,122 2,188
HTA Group, 7.50%, 6/4/29  3,950 4,101
HTA Group, 7.50%, 6/4/29 (1) 1,350 1,401
Meta Platforms, 5.625%, 11/15/55  8,970 8,908
Netflix, 3.625%, 5/15/27 (EUR)  3,730 4,398

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Netflix, 4.625%, 5/15/29 (EUR)  4,705 5,783
NTT Finance, 4.62%, 7/16/28 (1) 1,105 1,118
NTT Finance, 5.171%, 7/16/32 (1) 1,800 1,858
Prosus, 3.061%, 7/13/31  3,750 3,415
Rogers Communications, VR, 7.00%, 4/15/55 (9) 1,815 1,881
Rogers Communications, VR, 7.125%, 4/15/55 (9) 2,715 2,861
SES, 4.875%, 6/24/33 (EUR)  4,200 4,960
T-Mobile USA, 3.875%, 4/15/30  4,176 4,110
Turkcell Iletisim Hizmetleri, 7.45%, 1/24/30 (1) 2,300 2,416
Veon Midco, 3.375%, 11/25/27  9,420 8,905
66,484
Consumer Cyclical  3.6%
Advance Auto Parts, 7.00%, 8/1/30 (1) 2,035 2,075
Advance Auto Parts, 7.375%, 8/1/33 (1) 4,075 4,151
Ferrari, 3.625%, 5/21/30 (EUR)  3,000 3,566
General Motors Financial, 4.20%, 10/27/28 (10) 3,165 3,164
Hyundai Capital America, 4.90%, 6/23/28 (1) 5,780 5,871
Hyundai Capital America, 5.15%, 3/27/30 (1) 3,805 3,900
LG Energy Solution, 5.25%, 4/2/28  7,800 7,956
Melco Resorts Finance, 5.75%, 7/21/28  6,100 6,083
MGM China Holdings, 7.125%, 6/26/31 (10) 4,450 4,671
Pandora, 4.50%, 4/10/28 (EUR)  4,330 5,208
Sands China, 4.375%, 6/18/30  3,880 3,796
Uber Technologies, 4.30%, 1/15/30  8,820 8,879
VF, 4.125%, 3/7/26 (EUR)  4,496 5,224
Vivo Energy Investments, 5.125%, 9/24/27 (1) 2,510 2,504
Vivo Energy Investments, 5.125%, 9/24/27  2,265 2,259
Volkswagen Group of America Finance, 4.45%, 9/11/27 (1) 2,740 2,744
Wynn Macau, 5.125%, 12/15/29 (10) 4,900 4,798
Zhongsheng Group Holdings, 5.98%, 1/30/28  4,650 4,703
81,552
Consumer Non-Cyclical  3.3%
American Medical Systems Europe, 3.00%, 3/8/31 (EUR)  6,773 7,847
Bacardi-Martini, 5.25%, 1/15/29 (1) 3,736 3,814
Bacardi-Martini, 5.55%, 2/1/30 (1) 2,788 2,890
Cencora, 2.875%, 5/22/28 (EUR)  1,269 1,478
Cencora, 3.625%, 5/22/32 (EUR)  1,945 2,288
CVS Health, 5.125%, 2/21/30  7,522 7,748
CVS Health, VR, 6.75%, 12/10/54 (9) 4,655 4,806
CVS Health, VR, 7.00%, 3/10/55 (9) 1,940 2,025
Haleon Netherlands Capital, 1.75%, 3/29/30 (EUR)  6,550 7,249
HCA, 3.50%, 9/1/30  8,147 7,851
JAB Holdings, 5.00%, 6/12/33 (EUR)  3,400 4,236
Kernel Holding, 6.75%, 10/27/27  2,080 1,966

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
LifePoint Health, 11.00%, 10/15/30 (1) 3,850 4,225
Rede D'or Finance, 6.45%, 9/9/35 (1) 6,180 6,346
Sartorius Finance, 4.375%, 9/14/29 (EUR)  7,700 9,323
74,092
Energy  2.7%
Diamondback Energy, 5.75%, 4/18/54  6,414 6,158
FS Luxembourg, 8.875%, 2/12/31  3,760 3,890
FS Luxembourg, 8.875%, 2/12/31 (1) 2,180 2,256
Greensaif Pipelines Bidco, 6.51%, 2/23/42 (10) 4,340 4,744
Kosmos Energy, 8.75%, 10/1/31 (1)(10) 3,860 2,261
Medco Bell, 6.375%, 1/30/27  5,154 5,160
Medco Laurel Tree, 6.95%, 11/12/28  276 278
Occidental Petroleum, 8.875%, 7/15/30  6,204 7,173
ONEOK, 4.25%, 9/24/27  6,915 6,923
Raizen Fuels Finance, 6.45%, 3/5/34 (1) 6,850 5,929
Raizen Fuels Finance, 6.95%, 3/5/54 (10) 2,580 2,055
Tengizchevroil Finance International, 3.25%, 8/15/30  6,570 6,077
Wintershall Dea Finance, 1.332%, 9/25/28 (EUR)  6,600 7,277
60,181
Industrial Other  0.9%
Booz Allen Hamilton, 4.00%, 7/1/29 (1)(10) 8,123 7,952
GMR Hyderabad International Airport, 4.25%, 10/27/27  8,250 8,137
SMIC SG Holdings, 5.375%, 7/24/29 (10) 3,525 3,628
19,717
Technology  2.6%
Broadcom, 4.60%, 7/15/30  4,085 4,153
Cadence Design Systems, 4.20%, 9/10/27  2,325 2,334
Fiserv Funding, 2.875%, 6/15/28 (EUR)  2,466 2,858
Fiserv Funding, 3.50%, 6/15/32 (EUR)  6,740 7,707
Fortinet, 2.20%, 3/15/31  3,627 3,250
Foundry JV Holdco, 6.25%, 1/25/35 (1) 2,010 2,164
Hewlett Packard Enterprise, 4.45%, 9/25/26  6,795 6,801
Kaspi.KZ, 6.25%, 3/26/30 (1) 3,360 3,452
Kaspi.KZ, 6.25%, 3/26/30  2,500 2,569
Neptune Bidco U.S., 10.375%, 5/15/31 (1) 5,420 5,474
Oracle, 4.45%, 9/26/30 (10) 1,545 1,522
Oracle, 4.80%, 9/26/32  1,750 1,720
Oracle, 5.20%, 9/26/35  2,200 2,151
Oracle, 5.95%, 9/26/55 (10) 3,159 2,934
SK hynix, 5.50%, 1/16/29 (1) 3,050 3,159
Synopsys, 4.85%, 4/1/30  5,180 5,296
Verizon Communications, 5.875%, 11/30/55  1,420 1,423
58,967

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Transportation  1.1%
APRR, 1.875%, 1/3/29 (EUR)  3,900 4,412
Autostrade per l'Italia, 2.00%, 12/4/28 (EUR)  3,175 3,595
Brambles Finance, 1.50%, 10/4/27 (EUR)  3,930 4,478
Delhi International Airport, 6.125%, 10/31/26  5,250 5,294
Fraport Frankfurt Airport Services Worldwide, 1.875%, 3/31/28
(EUR)  1,789 2,032
Heathrow Funding, 1.50%, 2/11/30 (EUR)  4,777 5,203
25,014
Total Industrial 448,469
UTILITY  2.3%
Electric  1.9%
AES Andes, 6.25%, 3/14/32 (1) 4,730 4,925
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 3,656 3,771
Edison International, Series A, VR, 5.375% (9)(11) 710 706
Enel Finance International, 4.125%, 9/30/28 (1) 650 650
Enel Finance International, 4.375%, 9/30/30 (1) 2,345 2,340
Enel Finance International, 5.00%, 9/30/35 (1) 2,580 2,572
Minejesa Capital, 4.625%, 8/10/30  7,242 7,224
NextEra Energy Capital Holdings, VR, 3.996%, 5/15/56 (EUR) (9) 3,100 3,588
NextEra Energy Capital Holdings, VR, 4.496%, 5/15/56 (EUR) (9) 3,560 4,136
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 4,340 4,364
NRG Energy, VR, 10.25% (1)(9)(11) 2,830 3,088
PG&E, VR, 7.375%, 3/15/55 (9) 242 250
Star Energy Geothermal Wayang Windu, 6.75%, 4/24/33  3,889 4,026
Vistra Operations, 6.00%, 4/15/34 (1) 1,320 1,389
43,029
Natural Gas  0.4%
APA Infrastructure, 0.75%, 3/15/29 (EUR)  3,445 3,733
APA Infrastructure, 2.00%, 3/22/27 (EUR)  1,000 1,152
Engie, 3.50%, 9/27/29 (EUR)  3,800 4,515
9,400
Total Utility 52,429
Total Corporate Bonds
(Cost $761,058) 775,579
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  40.1%
Government Guarantee  0.2%
Magyar Export-Import Bank, 6.00%, 5/16/29 (EUR)  980 1,225
Magyar Export-Import Bank, 6.125%, 12/4/27 (1) 2,730 2,814
4,039

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Government Sponsored  0.1%
MEGlobal, 2.625%, 4/28/28  3,000 2,875
2,875
Local Authorities  0.2%
Central Plaza Development, 7.15%, 3/21/28  4,900 4,955
4,955
Owned No Guarantee  2.0%
Bank Negara Indonesia Persero, 3.75%, 3/30/26  3,225 3,209
Ecopetrol, 8.375%, 1/19/36  3,715 3,816
Ecopetrol, 8.625%, 1/19/29  1,980 2,131
Korea National Oil, 4.875%, 4/3/28 (1) 3,360 3,425
Navoiyuran State Enterprise, 6.70%, 7/2/30 (1) 2,390 2,409
NBN, 4.15%, 9/16/30 (1) 1,690 1,702
NBN, 5.75%, 10/6/28 (1) 4,000 4,183
Petroleos Mexicanos, 8.75%, 6/2/29  14,297 15,252
Petronas Capital, 5.848%, 4/3/55 (1) 5,885 6,264
Uzbek Industrial & Construction Bank ATB, 21.00%, 7/24/27 (UZS)  30,970,000 2,726
45,117
Sovereign  6.9%
Government of Ukraine, STEP, 2/1/36  3,470 1,958
Government of Ukraine, STEP, 4.50%, 2/1/35  3,983 2,330
Government of Ukraine, STEP, 4.50%, 2/1/36  2,149 1,237
Kingdom of Jordan, 6.125%, 1/29/26  4,017 4,023
Kingdom of Jordan, 7.50%, 1/13/29  2,045 2,151
Kingdom of Morocco, 3.875%, 4/2/29 (EUR) (1) 7,000 8,249
Kyrgyz Republic, 7.75%, 6/3/30 (1) 16,010 16,189
People's Republic of China, 2.375%, 11/25/29 (EUR)  6,500 7,534
Republic of Albania, 5.90%, 6/9/28 (EUR) (1) 4,140 5,117
Republic of Albania, 5.90%, 6/9/28 (EUR)  800 989
Republic of Benin, 8.375%, 1/23/41  2,738 2,858
Republic of Bulgaria, 5.00%, 3/5/37  3,920 3,941
Republic of Costa Rica, 5.50%, 11/21/30 (EUR) (1) 4,750 5,570
Republic of Côte d'Ivoire, 6.875%, 4/1/28 (XOF) (1) 5,688,000 10,213
Republic of Indonesia, 4.40%, 8/14/30 (AUD)  3,620 2,334
Republic of Indonesia, 5.30%, 8/14/35 (AUD)  1,740 1,131
Republic of Kazakhstan, 5.00%, 7/1/32 (1) 11,420 11,657
Republic of Montenegro, 7.25%, 3/12/31 (1) 3,110 3,342
Republic of North Macedonia, 6.96%, 3/13/27 (EUR) (1) 1,580 1,908
Republic of Romania, 5.125%, 9/24/31 (EUR)  11,649 13,848
Republic of Romania, 5.375%, 3/22/31 (EUR)  4,019 4,860
Republic of Romania, 5.375%, 6/7/33 (EUR) (1) 18,541 21,896
Republic of Serbia, 3.125%, 5/15/27 (EUR)  6,270 7,266
Republic of Serbia, 6.25%, 5/26/28 (1) 1,570 1,634

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Republic of Sri Lanka, STEP, 3.35%, 3/15/33  6,300 5,470
Republic of Suriname, 8.50%, 11/6/35 (1)(10) 3,520 3,808
Republic of Uzbekistan, 3.90%, 10/19/31  2,273 2,093
Republic of Uzbekistan, 6.947%, 5/25/32  1,730 1,863
155,469
Supranational  0.2%
Corp. Andina de Fomento, VR, 6.75% (1)(9)(11) 4,810 4,919
4,919
Treasuries  30.5%
Arab Republic of Egypt Treasury Bills, 25.348%, 10/6/26 (EGP)  189,600 3,290
Arab Republic of Egypt Treasury Bills, 25.501%, 9/15/26 (EGP)  189,300 3,322
Arab Republic of Egypt Treasury Bills, 26.11%, 6/16/26 (EGP)  360,000 6,643
Arab Republic of Egypt Treasury Bills, 26.334%, 3/31/26 (EGP)  170,950 3,319
Arab Republic of Egypt Treasury Bills, 26.501%, 3/17/26 (EGP)  171,000 3,342
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/31 (BRL)  32,705 5,473
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 8/15/54 (EUR)  6,316 6,224
Czech Republic, 1.50%, 4/24/40 (CZK)  360,160 11,428
Czech Republic, 1.95%, 7/30/37 (CZK)  352,060 12,757
Czech Republic, 3.50%, 5/30/35 (CZK)  142,880 6,321
Czech Republic, 3.60%, 6/3/36 (CZK)  232,270 10,203
Deutsche Bundesrepublik, Inflation-Indexed, 0.10%, 4/15/33 (EUR)  27,439 30,424
Federal Republic of Nigeria Treasury Bills, 18.912%, 2/17/26 (NGN)  4,635,867 3,075
Federal Republic of Nigeria Treasury Bills, 21.825%, 3/10/26 (NGN)  12,781,000 8,355
Government of Japan, 1.30%, 3/20/63 (JPY)  4,338,700 15,284
Government of Japan, 2.20%, 6/20/54 (JPY)  419,700 2,132
Government of Japan, 2.40%, 3/20/55 (JPY)  2,822,100 14,952
Government of Japan, Inflation-Indexed, 0.005%, 3/10/34 (JPY)  5,746,914 36,664
Government of Japan, Inflation-Indexed, 0.005%, 3/10/35 (JPY)  6,050,972 38,399
Government of Malaysia, 3.733%, 6/15/28 (MYR)  15,960 3,924
Government of Malaysia, 4.498%, 4/15/30 (MYR)  222,380 56,449
Government of Malaysia, 4.642%, 11/7/33 (MYR)  50,129 13,120
Government of New Zealand, 2.75%, 5/15/51 (NZD)  17,850 6,818
Government of New Zealand, 4.25%, 5/15/36 (NZD)  70,712 40,149
Government of New Zealand, 4.50%, 5/15/30 (NZD)  91,730 54,598
Government of New Zealand, 5.00%, 5/15/54 (NZD)  13,028 7,360
Kingdom of Belgium, 3.30%, 6/22/54 (EUR) (1) 14,944 14,887
Kingdom of Spain, 1.90%, 10/31/52 (EUR) (1) 5,852 4,520
Kingdom of Sweden, Inflation-Indexed, 0.125%, 6/1/32 (SEK)  66,222 6,649
People's Republic of China, 1.83%, 8/25/35 (CNY)  167,880 23,673
Republic of Colombia, 6.25%, 7/9/36 (COP)  27,341,800 4,666
Republic of Colombia, 13.25%, 2/9/33 (COP)  95,437,000 26,249
Republic of Estonia, 3.25%, 1/17/34 (EUR)  4,173 4,847
Republic of India, 6.33%, 5/5/35 (INR)  4,080,000 45,089

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Republic of Indonesia, 6.375%, 4/15/32 (IDR)  316,711,000 19,330
Republic of Indonesia, 7.125%, 8/15/40 (IDR)  67,047,000 4,284
Republic of Indonesia, 7.375%, 10/15/30 (IDR)  45,886,000 2,938
Republic of Philippines, 6.375%, 4/28/35 (PHP)  1,765,300 31,286
Republic of Poland, 4.875%, 10/4/33  18,265 18,622
Republic of Poland, 5.00%, 10/25/34 (PLN)  9,547 2,612
Republic of Slovenia, 3.125%, 7/2/35 (EUR)  10,960 12,766
Republic of Sri Lanka, 9.75%, 7/1/30 (LKR)  827,000 2,698
Republic of Sri Lanka, 11.00%, 5/15/30 (LKR)  723,000 2,468
United Kingdom Gilt, 4.375%, 7/31/54 (GBP)  40,896 47,497
United Mexican States, 7.75%, 11/23/34 (MXN)  88,164 4,538
683,644
Total Foreign Government Obligations & Municipalities
(Cost $896,475) 901,018
MUNICIPAL SECURITIES  1.2%
Colorado  0.2%
Colorado HFA, Covenant Living Community, Series B, 3.36%,
12/1/30  3,955 3,735
3,735
Puerto Rico  0.4%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (13) 15,133 9,685
9,685
Texas  0.1%
Port of Beaumont Navigation Dist., Jefferson Gulf Coast, Series B,
10.00%, 7/1/26 (1) 3,610 3,623
3,623
Virginia  0.4%
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  12,140 9,205
9,205
West Virginia  0.1%
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  1,940 1,780
1,780
Total Municipal Securities
(Cost $30,396) 28,028
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  2.5%
Collateralized Mortgage Obligations  1.1%
Angel Oak Mortgage Trust
Series 2021-2, Class M1, CMO, ARM, 2.336%, 4/25/66 (1) 1,830 1,382

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 6.954%, 9/25/29, Acquisition
Date: 8/29/24, Cost $1,797 (3)(4) 1,797 1,806
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM, 3.50%, 11/25/57 (1) 55 50
JPMorgan Mortgage Trust
Series 2025-HE3, Class A1, CMO,ARM, SOFR30A + 1.35%,
5.422%, 3/25/56 (1) 1,435 1,435
NRZT
Series 2025-NQM6, Class A1, CMO, ARM, 5.085%, 10/25/65 (1) 4,740 4,740
OBX Trust
Series 2021-NQM1, Class M1, CMO, ARM, 2.219%, 2/25/66 (1) 1,095 851
Sequoia Mortgage Trust
Series 2017-2, Class B3, CMO, ARM, 3.551%, 2/25/47 (1) 2,479 2,105
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM, 4.50%, 8/25/48 (1) 5 5
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A3, CMO, ARM, 1.593%, 11/25/55 (1) 131 126
Structured Agency Credit Risk Debt Notes
Series 2022-DNA2, Class M1B, CMO, ARM, SOFR30A + 2.40%,
6.472%, 2/25/42 (1) 590 600
Structured Agency Credit Risk Debt Notes
Series 2025-DNA3, Class A1, CMO, ARM, SOFR30A + 0.95%,
5.022%, 9/25/45 (1) 1,605 1,606
Structured Agency Credit Risk Debt Notes
Series 2025-DNA4, Class A1, CMO, ARM, SOFR30A + 0.90%,
4.972%, 10/25/45 (1) 6,136 6,136
Structured Agency Credit Risk Debt Notes
Series 2025-DNA4, Class M1, CMO, ARM, SOFR30A + 1.10%,
5.172%, 10/25/45 (1) 2,091 2,089
Structured Agency Credit Risk Debt Notes
Series 2025-HQA1, Class M1, CMO, ARM, SOFR30A + 1.15%,
5.222%, 2/25/45 (1) 1,669 1,668
Verus Securitization Trust
Series 2023-8, Class A3, CMO, STEP, 6.968%, 12/25/68 (1) 1,055 1,068
25,667
Commercial Mortgage-Backed Securities  1.4%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class B, ARM, 1M TSFR + 1.38%, 5.352%,
9/15/34 (1) 995 985
BBCMS Trust
Series 2015-SRCH, Class D, ARM, 5.122%, 8/10/35 (1) 3,832 3,631
BFLD Commercial Mortgage Trust
Series 2025-5MW, Class C, ARM, 5.633%, 10/10/42 (1) 815 822

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BX Commercial Mortgage Trust
Series 2024-GPA3, Class B, ARM, 1M TSFR + 1.642%, 5.601%,
12/15/39 (1) 1,212 1,213
BX Trust
Series 2025-VOLT, Class A, ARM, 1M TSFR + 1.70%, 5.70%,
12/15/44 (1) 2,520 2,519
BX Trust
Series 2025-VOLT, Class B, ARM, 1M TSFR + 2.10%, 6.10%,
12/15/44 (1) 1,885 1,887
Commercial Mortgage Trust
Series 2014-CR14, Class B, ARM, 3.631%, 2/10/47  472 460
Extended Stay America Trust
Series 2025-ESH, Class C, ARM, 1M TSFR + 1.85%, 5.809%,
10/15/42 (1) 1,210 1,214
HILT Commercial Mortgage Trust
Series 2024-ORL, Class B, ARM, 1M TSFR + 1.941%, 5.90%,
5/15/37 (1) 1,540 1,541
Ilpt Commercial Mortgage Trust
Series 2022-LPFX, Class C, ARM, 3.951%, 3/15/32 (1) 4,315 3,927
NYC Commercial Mortgage Trust
Series 2025-28L, Class B, ARM, 5.007%, 11/5/38 (1) 1,145 1,147
Real Estate Asset Liquidity Trust
Series 2025-1A, Class A1, 3.93%, 1/12/60 (CAD) (1) 7,605 5,459
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class B, ARM, 1M TSFR + 1.741%, 5.70%,
5/15/39 (1) 1,290 1,287
SMRT
Series 2022-MINI, Class D, ARM, 1M TSFR + 1.95%, 5.909%,
1/15/39 (1) 4,470 4,448
30,540
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $57,448) 56,207
PRIVATE INVESTMENT COMPANY  0.1%
Government Guarantee  0.1%
Bona Fide Investments Feeder LLC, Acquisition Date: 6/7/23,
Cost $991 (4)(8) † 1,352
Bona Fide Investments Holdings III, Acquisition Date: 6/14/24,
Cost $660 (4)(8) † 797
Total Private Investment Company
(Cost $1,651) 2,149

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  3.7%
U.S. Treasury Obligations  3.7%
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/28 (14) 84,038 83,926
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $84,241) 83,926
SHORT-TERM INVESTMENTS  2.1%
Money Market Funds  2.1%
T. Rowe Price Government Reserve Fund, 4.02% (6)(15) 46,106 46,106
Total Short-Term Investments
(Cost $46,106) 46,106
SECURITIES LENDING COLLATERAL  1.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.5%
Money Market Funds 0.5%
T. Rowe Price Treasury Reserve Fund, 3.99% (6)(15) 11,040 11,040
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 11,040
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.8%
Money Market Funds 0.8%
T. Rowe Price Treasury Reserve Fund, 3.99% (6)(15) 18,219 18,219
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 18,219
Total Securities Lending Collateral
(Cost $29,259) 29,259

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
OTC Options Purchased 0.1%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
5 Year Interest Rate Swap,
4/16/31 Receive Fixed 2.75%
Annually, Pay Variable 4.12%
(SOFR) Annually, 4/14/26 @
2.75%* (8) 1 373,450 765
Morgan Stanley
5 Year Interest Rate Swap,
4/17/31 Receive Fixed 2.75%
Annually, Pay Variable 4.12%
(SOFR) Annually, 4/15/26 @
2.75%* (8) 1 373,450 772
Total Options Purchased (Cost $2,502) 1,537
Total Investments in Securities
100.9% of Net Assets
(Cost $2,254,395) $ 2,268,250
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
† Investment fund is not unitized.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $635,125 and represents 28.3% of net assets.
(2) All or a portion of this loan is unsettled as of November 30, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $7,560 and represents 0.3% of net assets.
(5) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.

T. ROWE PRICE Global Multi-Sector Bond Fund

.
.
.
.
.
.
.
.
.
.
(6) Affiliated Companies
(7) SEC 30-day yield
(8) Non-income producing
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(10) See Note 4 . All or a portion of this security is on loan at November 30, 2025.
(11) Perpetual security with no stated maturity date.
(12) Issuer has failed to make a scheduled interest and/or principal payment or is in default.
(13) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(14) At November 30, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(15) Seven-day yield
1M EURIBOR One month EURIBOR (Euro interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M CZK
PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M HUF
BUBOR Six month HUF BUBOR (Budapest interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
BRL CDI One day Brazilian interbank deposit rate
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
CNY China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CZK Czech Koruna
EGP Egyptian Pound

T. ROWE PRICE Global Multi-Sector Bond Fund

.
.
.
.
.
.
.
.
.
.
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HFA Health Facility Authority
HUF Hungarian Forint
ICP Chilean Average Chamber Index
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
LKR Sri Lanka Rupee
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NZD New Zealand Dollar
OTC Over-the-counter
PHP Philippines Peso
PLN Polish Zloty
RON New Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TONA Tokyo overnight average rate
TRY Turkish Lira
TWD Taiwan Dollar
UAH Ukraine Hryvnia
USD U.S. Dollar
UZS Uzbekistani Som
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
XOF CFA Franc Bceao
ZAR South African Rand

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
Exchange-Traded Options Written (0.0)%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes Futures, Call, 12/26/25
@ $113.50 993 112,550 (496)
Total Options Written (Premiums $(518)) $ (496)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
SWAPS 0.8%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/29 * 4,200 125 (86) 211
Barclays Bank, Protection Sold (Relevant
Credit: Republic of Côte d'Ivoire, Ba2*),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/27 * 9,394 (27) (213) 186
Goldman Sachs, Protection Sold
(Relevant Credit: Carvana, Caa1*),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/30 * 268 34 21 13
Goldman Sachs, Protection Sold
(Relevant Credit: Socialist Republic
of Vietnam, BB+*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/26 * 5,245 32 10 22
JPMorgan Chase, Protection Sold
(Relevant Credit: Carvana, Caa1*),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/30 * 267 34 21 13
Total Bilateral Credit Default Swaps, Protection
Sold (247) 445
Interest Rate Swaps (0.0)%
Goldman Sachs, 8 Year Interest Rate
Swap, Receive Fixed 12.595% at
Maturity, Pay Variable 14.90%, (BRL
CDI), at Maturity, 1/3/33 (BRL) 77,200 (153) — (153)
Total Bilateral Interest Rate Swaps — (153)
Total Bilateral Swaps (247) 292

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.8%
Credit Default Swaps, Protection Bought (0.0)%
Protection Bought (Relevant Credit:
Murphy Oil), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/27 6,505 (50) 423 (473)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (473)
Credit Default Swaps, Protection Sold 0.9%
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S44, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
6/20/30 76,035 6,654 5,254 1,400
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S45, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/30 136,816 11,517 10,004 1,513
Protection Sold (Relevant Credit:
Socialist Republic of Vietnam, BB+*),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/28 * 10,548 158 60 98
Total Centrally Cleared Credit Default Swaps,
Protection Sold 3,011
Interest Rate Swaps (0.1)%
5 Year Interest Rate Swap, Pay Fixed
0.945% Annually, Receive Variable
0.478% (JPY TONA) Annually, 2/11/30
(JPY) 22,008,413 1,029 — 1,029
5 Year Interest Rate Swap, Pay Fixed
1.194% Annually, Receive Variable
0.478% (JPY TONA) Annually, 11/4/30
(JPY) 2,325,314 47 — 47
5 Year Interest Rate Swap, Pay Fixed
4.208% Annually, Receive Variable
4.840% (6M PLN WIBOR) Semi-
Annually, 7/21/30 (PLN) 92,297 (356) — (356)
5 Year Interest Rate Swap, Pay Fixed
4.230% Annually, Receive Variable
5.010% (6M PLN WIBOR) Semi-
Annually, 6/10/30 (PLN) 89,773 (349) — (349)
5 Year Interest Rate Swap, Pay Fixed
4.255% Annually, Receive Variable
4.860% (6M PLN WIBOR) Semi-
Annually, 6/11/30 (PLN) 22,729 (99) — (99)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Pay Fixed
4.290% Annually, Receive Variable
4.860% (6M PLN WIBOR) Semi-
Annually, 6/11/30 (PLN) 22,728 (108) — (108)
5 Year Interest Rate Swap, Pay Fixed
4.315% Annually, Receive Variable
4.850% (6M PLN WIBOR) Semi-
Annually, 6/12/30 (PLN) 68,185 (348) — (348)
5 Year Interest Rate Swap, Pay Fixed
4.320% Annually, Receive Variable
4.850% (6M PLN WIBOR) Semi-
Annually, 6/12/30 (PLN) 68,185 (352) — (352)
5 Year Interest Rate Swap, Receive
Fixed 1.340% Quarterly, Pay Variable
1.530% (7 Day Interbank Repo)
Quarterly, 4/10/30 (CNY) 179,407 (259) — (259)
5 Year Interest Rate Swap, Receive
Fixed 1.477% Quarterly, Pay Variable
1.540% (7 Day Interbank Repo)
Quarterly, 7/2/30 (CNY) 58,300 (39) — (39)
5 Year Interest Rate Swap, Receive
Fixed 1.565% Quarterly, Pay Variable
1.530% (7 Day Interbank Repo)
Quarterly, 10/31/30 (CNY) 450,000 (67) — (67)
5 Year Interest Rate Swap, Receive
Fixed 2.395% Annually, Pay Variable
2.106% (6M EURIBOR) Semi-Annually,
10/9/30 (EUR) 21,468 8 — 8
5 Year Interest Rate Swap, Receive
Fixed 3.431% Annually, Pay Variable
3.550% (6M CZK PRIBOR) Semi-
Annually, 10/15/29 (CZK) 561,155 (460) — (460)
5 Year Interest Rate Swap, Receive
Fixed 4.824% Semi-Annually, Pay
Variable (0.688)% (ICP) Semi-Annually,
10/7/30 (CLP) 23,416,040 144 — 144
5 Year Interest Rate Swap, Receive
Fixed 4.825% Semi-Annually, Pay
Variable (0.688)% (ICP) Semi-Annually,
10/7/30 (CLP) 21,948,976 135 — 135
10 Year Interest Rate Swap, Pay Fixed
2.681% Annually, Receive Variable
2.077% (6M EURIBOR) Semi-Annually,
8/27/35 (EUR) 20,890 71 — 71

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Receive
Fixed 6.540% Annually, Pay Variable
6.470% (6M HUF BUBOR) Semi-
Annually, 8/27/35 (HUF) 7,905,344 (343) — (343)
15 Year Interest Rate Swap, Pay Fixed
2.199% Annually, Receive Variable
2.049% (6M EURIBOR) Semi-Annually,
12/13/39 (EUR) 6,925 601 — 601
15 Year Interest Rate Swap, Pay Fixed
2.213% Annually, Receive Variable
2.049% (6M EURIBOR) Semi-Annually,
12/13/39 (EUR) 3,455 293 — 293
15 Year Interest Rate Swap, Pay Fixed
2.244% Annually, Receive Variable
2.052% (6M EURIBOR) Semi-Annually,
12/16/39 (EUR) 3,470 278 — 278
30 Year Interest Rate Swap, Receive
Fixed 1.860% Annually, Pay Variable
0.478% (JPY TONA) Annually, 2/10/55
(JPY) 595,613 (629) — (629)
Total Centrally Cleared Interest Rate Swaps (803)
Zero-Coupon Inflation Swaps (0.0)%
3 Year Zero-Coupon Inflation Swap
Pay Fixed 2.645% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/1/28 140,760 (654) — (654)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.426% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/10/30 61,263 27 — 27

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.436% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/10/30 68,137 (2) — (2)
Total Centrally Cleared Zero-Coupon Inflation
Swaps (629)
Total Centrally Cleared Swaps 1,106
Net payments (receipts) of variation margin to date (956)
Variation margin receivable (payable) on centrally cleared swaps $ 150
*
Credit ratings as of November 30, 2025. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $1,055.

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 12/5/25 USD 102,327 MYR 428,515 $ (1,399)
Bank of America 1/14/26 USD 196 KRW 275,625 8
Bank of America 1/16/26 USD 15,518 MXN 288,837 (182)
Bank of America 1/16/26 USD 3,047 ZAR 53,423 (63)
Bank of America 1/23/26 NZD 19,823 USD 11,298 107
Bank of America 1/23/26 USD 10,999 AUD 16,802 (13)
Bank of America 2/20/26 GBP 12,291 USD 16,097 172
Barclays Bank 12/5/25 COP 16,663,514 USD 4,447 (14)
Barclays Bank 1/15/26 TRY 426,835 USD 9,450 209
Barclays Bank 1/16/26 USD 35,088 ZAR 607,732 (295)
Barclays Bank 1/16/26 ZAR 743,269 USD 42,967 307
Barclays Bank 3/6/26 USD 4,383 COP 16,663,514 5
BNP Paribas 12/5/25 MYR 135,012 USD 32,614 67
BNP Paribas 1/23/26 USD 95,197 CHF 75,325 777
BNP Paribas 1/23/26 USD 21,001 NZD 36,361 81
BNP Paribas 1/23/26 USD 39,763 NZD 70,600 (856)
BNP Paribas 2/20/26 EUR 29,807 USD 34,812 (77)
BNP Paribas 2/20/26 USD 105,000 GBP 79,916 (779)
BNP Paribas 3/9/26 USD 32,703 MYR 135,012 (97)
BNY Mellon 12/2/25 BRL 69,269 USD 12,952 13
BNY Mellon 12/2/25 USD 12,987 BRL 69,269 22
BNY Mellon 3/3/26 USD 12,688 BRL 69,269 (20)
Canadian Imperial Bank
of Commerce 1/23/26 USD 1,406 JPY 214,334 26
Citibank 12/12/25 USD 16,708 SGD 21,777 (115)
Citibank 1/9/26 USD 21,910 IDR 365,323,706 (27)
Citibank 1/9/26 USD 31,096 INR 2,776,056 107
Citibank 1/13/26 RON 24,696 USD 5,563 52
Citibank 1/14/26 KRW 16,741,479 USD 11,550 (115)
Citibank 1/15/26 USD 11,157 IDR 186,647,718 (48)
Citibank 1/15/26 USD 5,356 TRY 238,655 (44)
Citibank 1/16/26 HUF 3,990,655 USD 12,018 85
Citibank 2/9/26 UAH 190,057 USD 4,382 4
Citibank 2/20/26 USD 1,490 EUR 1,280 (2)
Citibank 3/12/26 EGP 840,859 USD 14,222 2,726
Citibank 3/12/26 EGP 77,099 USD 1,555 (1)
Citibank 3/12/26 USD 3,044 EGP 176,059 (505)
Citibank 4/10/26 NGN 7,961,625 USD 5,097 100
Citibank 5/12/26 EGP 514,286 USD 10,143 (30)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Deutsche Bank 12/2/25 BRL 30,027 USD 5,630 $ (9)
Deutsche Bank 12/2/25 USD 5,368 BRL 30,027 (252)
Deutsche Bank 1/14/26 USD 1,991 TWD 61,008 46
Deutsche Bank 1/23/26 USD 7,619 NZD 13,231 7
Goldman Sachs 1/9/26 USD 9,803 IDR 165,105,336 (111)
Goldman Sachs 1/14/26 USD 30,944 TWD 933,666 1,174
Goldman Sachs 1/15/26 USD 5,261 IDR 88,378,223 (45)
Goldman Sachs 1/16/26 USD 13,814 ZAR 241,255 (232)
Goldman Sachs 1/23/26 JPY 3,477,717 USD 22,854 (464)
Goldman Sachs 1/23/26 USD 1,805 CHF 1,444 (5)
Goldman Sachs 1/26/26 CAD 30,215 USD 21,769 (83)
Goldman Sachs 3/3/26 USD 11,244 BRL 62,394 (202)
HSBC Bank 1/9/26 USD 15,106 INR 1,348,535 52
HSBC Bank 1/14/26 USD 2,035 TWD 63,449 12
HSBC Bank 1/15/26 USD 1,983 IDR 33,233,422 (12)
HSBC Bank 2/6/26 USD 5,355 LKR 1,644,629 54
HSBC Bank 2/20/26 USD 7,525 EUR 6,494 (42)
HSBC Bank 2/27/26 USD 6,685 SEK 63,113 (34)
JPMorgan Chase 12/5/25 MYR 5,001 USD 1,185 26
JPMorgan Chase 12/12/25 USD 23,704 CNH 168,341 (135)
JPMorgan Chase 1/9/26 USD 1,020 IDR 17,089,925 (6)
JPMorgan Chase 1/15/26 TRY 60,918 USD 1,367 12
JPMorgan Chase 1/15/26 USD 2,660 TRY 118,155 (14)
JPMorgan Chase 1/23/26 JPY 371,049 USD 2,425 (36)
JPMorgan Chase 1/23/26 NZD 2,158 USD 1,242 (1)
JPMorgan Chase 1/23/26 USD 3,299 CHF 2,624 10
JPMorgan Chase 1/23/26 USD 2,182 CHF 1,746 (7)
JPMorgan Chase 1/23/26 USD 606 NZD 1,055 (1)
JPMorgan Chase 1/26/26 CAD 1,799 USD 1,285 6
JPMorgan Chase 2/13/26 USD 2,008 PLN 7,360 (8)
JPMorgan Chase 2/20/26 EUR 2,354 USD 2,734 10
JPMorgan Chase 2/20/26 USD 5,535 EUR 4,778 (33)
Morgan Stanley 12/2/25 BRL 115,564 USD 21,666 (36)
Morgan Stanley 12/2/25 USD 21,337 BRL 115,564 (293)
Morgan Stanley 12/5/25 PHP 644,220 USD 10,988 (4)
Morgan Stanley 12/12/25 USD 15,685 SGD 19,907 306
Morgan Stanley 1/9/26 INR 100,930 USD 1,135 (9)
Morgan Stanley 1/16/26 USD 11,378 MXN 209,739 (23)
Morgan Stanley 1/16/26 ZAR 187,832 USD 10,916 20

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Morgan Stanley 1/23/26 AUD 32,108 USD 21,073 $ (30)
Morgan Stanley 1/23/26 USD 46,117 AUD 70,712 (227)
Morgan Stanley 1/23/26 USD 60,120 JPY 8,949,504 2,503
Morgan Stanley 1/23/26 USD 7,345 NZD 12,775 (5)
Morgan Stanley 2/20/26 USD 44,629 EUR 38,289 9
RBC Dominion
Securities 12/5/25 COP 38,888,951 USD 10,211 134
RBC Dominion
Securities 12/5/25 COP 54,047,867 USD 14,465 (87)
RBC Dominion
Securities 12/5/25 USD 15,429 PHP 911,256 (108)
RBC Dominion
Securities 1/9/26 USD 575 INR 51,549 (1)
RBC Dominion
Securities 1/26/26 CAD 30,218 USD 21,835 (146)
RBC Dominion
Securities 2/6/26 CLP 16,193,847 USD 17,162 296
RBC Dominion
Securities 2/6/26 USD 17,126 CLP 16,193,847 (332)
RBC Dominion
Securities 3/6/26 USD 9,770 COP 36,891,113 76
RBC Dominion
Securities 3/6/26 USD 14,585 COP 56,045,706 (142)
Societe Generale 12/2/25 BRL 137,505 USD 25,799 (62)
Societe Generale 12/2/25 USD 25,780 BRL 137,505 43
Societe Generale 3/3/26 BRL 117,619 USD 21,595 (18)
Societe Generale 3/3/26 USD 25,273 BRL 137,505 48
Standard Chartered 12/5/25 MYR 252,641 USD 60,353 801
Standard Chartered 12/5/25 MYR 35,861 USD 8,689 (9)
Standard Chartered 12/5/25 PHP 1,179,645 USD 20,051 63
Standard Chartered 12/5/25 USD 1,572 COP 6,212,145 (80)
Standard Chartered 12/5/25 USD 15,497 PHP 912,609 (64)
Standard Chartered 12/12/25 SGD 19,907 USD 15,359 21
Standard Chartered 1/15/26 USD 8,969 IDR 150,314,299 (55)
Standard Chartered 1/16/26 USD 21,762 ZAR 379,835 (353)
Standard Chartered 1/23/26 NZD 18,321 USD 10,418 123
Standard Chartered 1/26/26 USD 8,301 CAD 11,561 3
Standard Chartered 3/6/26 USD 20,003 PHP 1,179,645 (68)
Standard Chartered 3/9/26 USD 8,714 MYR 35,862 1
Standard Chartered 3/9/26 USD 32,265 MYR 134,072 (306)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 1/16/26 USD 41,146 CZK 855,197 $ 60
State Street 1/16/26 USD 11,682 HUF 3,990,655 (421)
State Street 1/16/26 USD 2,081 ZAR 36,492 (43)
State Street 1/23/26 AUD 33,051 USD 21,845 (184)
State Street 1/23/26 JPY 350,951 USD 2,257 2
State Street 2/20/26 EUR 23,519 USD 27,267 141
Toronto-Dominion Bank 12/5/25 USD 27,855 COP 106,931,330 (591)
Toronto-Dominion Bank 2/20/26 USD 423,510 EUR 363,296 149
Toronto-Dominion Bank 3/6/26 USD 10,544 COP 40,927,751 (210)
UBS Investment Bank 12/2/25 BRL 61,183 USD 11,471 (19)
UBS Investment Bank 12/2/25 USD 11,538 BRL 61,183 86
UBS Investment Bank 12/5/25 COP 52,964,510 USD 13,921 168
UBS Investment Bank 12/5/25 USD 16,513 COP 67,417,963 (1,421)
UBS Investment Bank 1/23/26 JPY 3,480,287 USD 22,849 (442)
UBS Investment Bank 1/23/26 USD 31,899 JPY 4,734,753 1,416
UBS Investment Bank 1/23/26 USD 54,722 NZD 96,227 (640)
UBS Investment Bank 3/6/26 USD 13,738 COP 52,964,510 (180)
Wells Fargo 12/5/25 COP 17,996,595 USD 4,839 (52)
Wells Fargo 3/6/26 USD 4,771 COP 17,996,595 42
Net unrealized gain (loss) on open forward
currency exchange contracts $ (287)

T. ROWE PRICE Global Multi-Sector Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 245 Commonwealth of Australia ten year
bond contracts 12/25 17,939 $ (278)
Long, 35 Euro BOBL contracts 12/25 4,790 6
Long, 379 Euro BTP contracts 12/25 53,375 479
Long, 1,190 Euro BUND contracts 12/25 177,960 729
Short, 297 Euro BUXL thirty year bond contracts 12/25 (39,218) (116)
Short, 514 Euro OAT contracts 12/25 (73,270) (712)
Long, 219 Euro SCHATZ contracts 12/25 27,184 (7)
Short, 73 Government of Japan ten year bond
contracts 12/25 (63,151) 939
Short, 287 Republic of South Korea ten year bond
contracts 12/25 (22,181) 848
Long, 3,112 Republic of South Korea three year
bond contracts 12/25 223,372 (2,539)
Long, 18 Euro BUND contracts 3/26 2,699 1
Short, 676 Government of Canada ten year bond
contracts 3/26 (59,471) (233)
Long, 188 U.K. Gilt ten year contracts 3/26 22,790 195
Short, 589 U.S. Treasury Long Bond contracts 3/26 (69,171) (351)
Short, 631 U.S. Treasury Notes five year contracts 3/26 (69,262) (40)
Long, 249 U.S. Treasury Notes ten year contracts 3/26 28,222 6
Short, 1,427 U.S. Treasury Notes two year
contracts 3/26 (298,042) (30)
Long, 246 Ultra U.S. Treasury Bonds contracts 3/26 29,751 189
Long, 961 Ultra U.S. Treasury Notes ten year
contracts 3/26 111,671 367
Short, 2,506 Three Month SOFR Futures contracts 6/26 (604,259) (364)
Net payments (receipts) of variation margin to date 554
Variation margin receivable (payable) on open futures contracts $ (357)

T. ROWE PRICE Global Multi-Sector Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 6.75%  $ — $ (350) $ 1,506
T. Rowe Price Government Reserve Fund,
4.02% — — 1,952++
T. Rowe Price Treasury Reserve Fund, 3.99% — — —++
Totals $ —# $ (350) $ 3,458+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
11/30/25
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 6.75%  $ — $ 56,106 $ — $ 55,756
T. Rowe Price Government
Reserve Fund, 4.02% 165,640  ¤  ¤ 46,106
T. Rowe Price Treasury
Reserve Fund, 3.99% —  ¤  ¤ 29,259
Total $ 131,121^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $3,458 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $131,471.

T. ROWE PRICE Global Multi-Sector Bond Fund
November 30, 2025 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $2,254,395) $ 2,268,250
Interest receivable 24,320
Unrealized gain on forward currency exchange contracts 12,788
Restricted cash pledged for bilateral derivatives 1,920
Receivable for shares sold 639
Unrealized gain on bilateral swaps 445
Variation margin receivable on centrally cleared swaps 150
Cash 84
Foreign currency (cost $69) 69
Bilateral swap premiums paid 52
Receivable for investment securities sold 33
Due from affiliates 1
Other assets 817
Total assets 2,309,568
Liabilities
Obligation to return securities lending collateral 29,259
Payable for investment securities purchased 13,443
Unrealized loss on forward currency exchange contracts 13,075
Payable for shares redeemed 3,198
Investment management fees payable 841
Options written (premiums $518) 496
Variation margin payable on futures contracts 357
Bilateral swap premiums received 299
Unrealized loss on bilateral swaps 153
Payable to directors 1
Other liabilities 1,365
Total liabilities 62,487
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 2,247,081

T. ROWE PRICE Global Multi-Sector Bond Fund
November 30, 2025 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (219,466)
Paid-in capital applicable to 223,237,269 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 2,466,547
NET ASSETS $ 2,247,081
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,016,455; Shares outstanding:
100,987,619) $ 10.07
Advisor Class
(Net assets: $13,765; Shares outstanding: 1,366,130) $ 10.08
I Class
(Net assets: $1,216,861; Shares outstanding:
120,883,520) $ 10.07

T. ROWE PRICE Global Multi-Sector Bond Fund
Unaudited
Statement of Operations

($000s)
6 Months
Ended
11/30/25
Investment Income (Loss)
Income
Interest (net of foreign taxes of $613) $ 50,243
Dividend 3,458
Securities lending 89
Total income 53,790
Expenses
Investment management 4,883
Shareholder servicing
Investor Class $ 774
Advisor Class 31
I Class 135 940
Rule 12b-1 fees
Advisor Class 18
Prospectus and shareholder reports
Investor Class 22
Advisor Class 1
I Class 11 34
Custody and accounting 218
Registration 110
Legal and audit 30
Directors 3
Miscellaneous 33
Waived / paid by Price Associates (568)
Total expenses 5,701
Net investment income 48,089

T. ROWE PRICE Global Multi-Sector Bond Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $61) 9,407
Futures 10,982
Swaps (5,368)
Options written 1,022
Forward currency exchange contracts (4,056)
Foreign currency transactions (564)
Net realized gain 11,423
Change in net unrealized gain / loss
Securities (75)
Futures (6,194)
Swaps 3,468
Options written 22
Forward currency exchange contracts 9,635
Other assets and liabilities denominated in foreign currencies (177)
Change in net unrealized gain / loss 6,679
Net realized and unrealized gain / loss 18,102
INCREASE IN NET ASSETS FROM OPERATIONS $ 66,191

T. ROWE PRICE Global Multi-Sector Bond Fund
Unaudited
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/25
Year
Ended
5/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 48,089 $ 86,739
Net realized gain (loss) 11,423 (23,325)
Change in net unrealized gain / loss 6,679 40,193
Increase in net assets from operations 66,191 103,607
Distributions to shareholders
Net earnings
Investor Class (21,963) (40,197)
Advisor Class (316) (703)
I Class (27,692) (46,910)
Decrease in net assets from distributions (49,971) (87,810)
Capital share transactions
*
Shares sold
Investor Class 242,377 273,877
Advisor Class 968 3,184
I Class 245,992 373,084
Distributions reinvested
Investor Class 21,368 39,078
Advisor Class 314 699
I Class 26,642 45,105
Shares redeemed
Investor Class (115,190) (213,052)
Advisor Class (1,764) (6,249)
I Class (100,532) (181,693)
Increase in net assets from capital share
transactions 320,175 334,033

T. ROWE PRICE Global Multi-Sector Bond Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/25
Year
Ended
5/31/25
Net Assets
Increase during period 336,395 349,830
Beginning of period 1,910,686 1,560,856
End of period $ 2,247,081 $ 1,910,686
*Share information (000s)
Shares sold
Investor Class 24,107 27,306
Advisor Class 96 316
I Class 24,513 37,253
Distributions reinvested
Investor Class 2,126 3,901
Advisor Class 31 70
I Class 2,650 4,502
Shares redeemed
Investor Class (11,473) (21,307)
Advisor Class (175) (625)
I Class (10,016) (18,163)
Increase in shares outstanding 31,859 33,253

T. ROWE PRICE Global Multi-Sector Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Global Multi-Sector Bond Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The
Global Multi-Sector Bond Fund, Inc. (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide high income and some capital appreciation. The fund has three classes of shares: the Global Multi-Sector Bond Fund,
Inc. (Investor Class), the Global Multi-Sector Bond Fund–Advisor Class
(Advisor Class) and the Global Multi-Sector Bond Fund–I Class (I Class).
Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and
I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains

T. ROWE PRICE Global Multi-Sector Bond Fund

and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as

T. ROWE PRICE Global Multi-Sector Bond Fund

may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE Global Multi-Sector Bond Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be

T. ROWE PRICE Global Multi-Sector Bond Fund

the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment

T. ROWE PRICE Global Multi-Sector Bond Fund

and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Multi-Sector Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,788,575 $ — $ 1,788,575
Asset-Backed Securities — 246,463 3,605 250,068
Bank Loans — 35,247 3,346 38,593
Bond Funds 55,756 — — 55,756
Common Stocks — — — —
Non-U.S. Government
Mortgage-Backed Securities — 54,401 1,806 56,207
Private Investment Company
2
— — — 2,149
Short-Term Investments 46,106 — — 46,106
Securities Lending Collateral 29,259 — — 29,259
Options Purchased — 1,537 — 1,537
Total Securities 131,121 2,126,223 8,757 2,268,250
Swaps* — 5,869 — 5,869
Forward Currency Exchange
Contracts — 12,788 — 12,788
Futures Contracts* 3,759 — — 3,759
Total $ 134,880 $ 2,144,880 $ 8,757 $ 2,290,666
Liabilities
Options Written $ 496 $ — $ — $ 496
Swaps* — 4,718 — 4,718
Forward Currency Exchange
Contracts — 13,075 — 13,075
Futures Contracts* 4,670 — — 4,670
Total $ 5,166 $ 17,793 $ — $ 22,959

T. ROWE PRICE Global Multi-Sector Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of
Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
November 30, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
1
Includes Convertible Bonds, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Global Multi-Sector Bond Fund

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Inflation derivatives Centrally Cleared Swaps $ 27
Interest rate derivatives Centrally Cleared Swaps, Futures,
Securities^ 7,902
Foreign exchange derivatives Forwards 12,788
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps 3,236
^
,*
Total $ 23,953
^
,*
Liabilities
Inflation derivatives Centrally Cleared Swaps $ 656
Interest rate derivatives Bilateral Swaps, Centrally Cleared
Swaps, Futures, Options Written 8,728
Foreign exchange derivatives Forwards 13,075
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps 500
Total $ 22,959
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE Global Multi-Sector Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Interest rate
derivatives $ (1,827) $ 1,022 $ 10,982 $ — $ 614 $ 10,791
Foreign
exchange
derivatives (71) — — (4,056) — (4,127)
Credit
derivatives — — — — (5,982) (5,982)
Total $ (1,898) $ 1,022 $ 10,982 $ (4,056) $ (5,368) $ 682
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (1,018) $ (1,018)
Interest rate
derivatives (965) 22 (6,194) — (547) (7,684)
Foreign
exchange
derivatives (407) — — 9,635 — 9,228
Credit
derivatives — — — — 5,033 5,033
Total $ (1,372) $ 22 $ (6,194) $ 9,635 $ 3,468 $ 5,559
^ Options purchased are reported as securities.

T. ROWE PRICE Global Multi-Sector Bond Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs), with a Credit
Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.

T. ROWE PRICE Global Multi-Sector Bond Fund

Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of November 30, 2025, securities valued at $43,453,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.
($000s)
Gross Value on
Statements of
Assets
and Liabilities
Net amount
due (to)/from
Counterparty
or Exchange
Collateral
Pledged
(Received)
by Fund
Loss
Exposure,
After
Collateral*
(not less
than $0)
Counterparty Assets Liabilities
Bank of America $ 1,177 $ (1,657) $ (480) $ 296 $ —
Barclays Bank 521 (336) 185 (40) 145
BNP Paribas 925 (1,809) (884) 440 —
BNY Mellon 35 (20) 15 — 15
Canadian Imperial
Bank of Commerce 26 — 26 — 26
Citibank 3,074 (887) 2,187 (2,238) —
Deutsche Bank 53 (261) (208) — —
Goldman Sachs 1,240 (1,295) (55) 666 611
HSBC Bank 118 (88) 30 — 30
JPMorgan Chase 98 (241) (143) — —
Morgan Stanley 3,610 (627) 2,983 (3,388) —

T. ROWE PRICE Global Multi-Sector Bond Fund

Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 51% and 68% of net assets.
RBC Dominion
Securities $ 506 $ (816) $ (310) $ 359 $ 49
Societe Generale 91 (80) 11 320 331
Standard Chartered 1,012 (935) 77 (290) —
State Street 203 (648) (445) 650 205
Toronto-Dominion
Bank 149 (801) (652) 510 —
UBS Investment
Bank 1,670 (2,702) (1,032) 1,216 184
Wells Fargo 42 (52) (10) — —
Total $ 14,550 $ (13,255)
* In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE Global Multi-Sector Bond Fund

Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 54% and
68% of net assets.
Options   The fund is subject to interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality;
as an efficient means of adjusting exposure to all or a part of a target market;
to enhance income; as a cash management tool; or to adjust credit exposure.
The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-
traded options). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and
Liabilities. Premiums on unexercised, expired options are recorded as realized

T. ROWE PRICE Global Multi-Sector Bond Fund

gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates and currency values; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended November 30,
2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 5% and 39% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure.
Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of
Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts

T. ROWE PRICE Global Multi-Sector Bond Fund

are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2025, the notional amount of protection sold by the fund totaled $242,773,000 (10.8% of net assets), which reflects

T. ROWE PRICE Global Multi-Sector Bond Fund

the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between
46% and 90% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.

T. ROWE PRICE Global Multi-Sector Bond Fund

Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically

T. ROWE PRICE Global Multi-Sector Bond Fund

have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated

T. ROWE PRICE Global Multi-Sector Bond Fund

MSFTA Transactions and collateral received, if any, from such counterparty. As of November 30, 2025, no collateral was pledged by the fund or counterparties for MSFTA Transactions.
Dollar Rolls   The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns.
While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment-grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.

T. ROWE PRICE Global Multi-Sector Bond Fund

Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S.
government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs.
In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2025, the value of loaned securities was
$32,230,000; the aggregate value of collateral was $33,360,000 and consisted of cash collateral and related investments of $29,259,000 and U.S. government securities of $4,101,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $1,122,070,000 and $658,971,000, respectively, for the six

T. ROWE PRICE Global Multi-Sector Bond Fund

months ended November 30, 2025. Purchases and sales of U.S. government securities aggregated $883,122,000 and $957,816,000, respectively, for the six months ended November 30, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2025, the fund had
$210,111,000 of available capital loss carryforwards.
At November 30, 2025, the cost of investments (including derivatives, if any)
for federal income tax purposes was $2,269,680,000. Net unrealized gain aggregated $13,965,000 at period-end, of which $70,451,000 related to appreciated investments and $56,486,000 related to depreciated investments.

T. ROWE PRICE Global Multi-Sector Bond Fund

NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.19%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2025, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings,

T. ROWE PRICE Global Multi-Sector Bond Fund

taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended November 30, 2025 as indicated
in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $2,241,000 remain subject to repayment by the fund at November 30, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.

T. ROWE PRICE Global Multi-Sector Bond Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended November 30, 2025, expenses incurred pursuant to these service agreements were $61,000 for Price Associates; $373,000 for T. Rowe Price
Services, Inc.; and $5,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.65% 0.93% 0.01%
Expense limitation date 07/31/27 07/31/27 07/31/27
(Waived)/repaid during the period ($000s) $(142) $(20) $(291)

T. ROWE PRICE Global Multi-Sector Bond Fund

The fund may also invest in certain other T. Rowe Price funds (Price Funds)
as a means of gaining efficient and cost-effective exposure to certain markets.
The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the six months ended
November 30, 2025, are as follows:
Total management fee waived was allocated ratably in the amounts of
$51,000, $1,000 and $63,000 for the Investor Class, Advisor Class and I Class,
respectively, for the six months ended November 30, 2025.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class 0.55% $ 115
Total Management Fee Waived $ 115

T. ROWE PRICE Global Multi-Sector Bond Fund

Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F175-051 1/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Multi-Sector Bond Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 16, 2026